SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, we have analyzed its operations subsequent to June 30, 2026 to the date these consolidated financial statements were issued, and have determined that we do not have any material subsequent events to disclose in these consolidated financial statements.